Acquisition of Sunrise Global Inc (Details) (Sunrise Global, Inc [Member], USD $)	0 Months Ended	1 Months Ended
	Dec. 06, 2013	May 31, 2013
Sunrise Global, Inc [Member]
Business Acquisition [Line Items]
Business acquisition transaction price		$ 150,000
Business acquisition number of shares issued	83,000,000
Business acquisition number of shares cancelled	4,600,000